Significant transactions	12 Months Ended
Dec. 31, 2023
Disclosure of significant transactions [abstract]
Significant transactions
2. Significant transactions
The Company applied the acquisition method of accounting for businesses acquired, and did not elect to apply the optional concentration test to account for acquired business as an asset separately acquired.
Significant transactions in 2023
Completion of the spin-off of the Sandoz business through a dividend in kind distribution to Novartis AG shareholders
On July 18, 2023, Novartis announced that its Board of Directors had unanimously endorsed the proposed separation of the Sandoz business to create an independent company by way of a spin-off and to seek shareholder approval for the spin-off of the Sandoz business into a separately traded standalone company, following the complete structural separation of the Sandoz business into a standalone company (the Sandoz business or Sandoz Group AG) and subject to the satisfaction of certain conditions and Novartis AG shareholders’ approval.
At the EGM held on September 15, 2023, Novartis AG shareholders approved a special distribution by way of a dividend in kind to effect the spin-off of Sandoz Group AG, subject to the completion of certain conditions precedent to the distribution. Upon shareholder approval, the Sandoz business was reported as discontinued operations and the distribution liability was recognized at its fair value, which exceeded the carrying value of the Sandoz business net assets.
The conditions precedent to the spin-off were met and on October 3, 2023 the spin-off of the Sandoz business was effected by way of a distribution of a dividend in kind of Sandoz Group AG shares to Novartis AG shareholders and American Depositary Receipt (ADR) holders (the Distribution). Through the Distribution, each Novartis AG shareholder received 1 Sandoz Group AG share for every 5 Novartis AG shares and each Novartis ADR holder received 1 Sandoz ADR for every 5 Novartis ADR that they held at the close of business on October 3, 2023. As of October 4, 2023, the shares of Sandoz Group AG have been listed on the SIX Swiss Exchange (SIX) under the stock symbol “SDZ”.
On September 18, 2023, the Sandoz business entered into financing arrangements with a group of banks under which on September 28, 2023, it borrowed a total amount of USD 3.3 billion. These borrowings consisted of a bridge loan in EUR (EUR 2.4 billion) and term loans in EUR (EUR 0.2 billion) and USD (USD 0.5 billion). In addition, the Sandoz business borrowed approximately USD 0.4 billion under a number of local bilateral facilities in different countries. This resulted in a total gross debt of USD 3.7 billion. These outstanding borrowings of the Sandoz business legal entities were recognized in the September 30, 2023 consolidated balance sheet within Liabilities related to discontinued operations and within financing activities cash flows from discontinued operations. Prior to the Distribution on October 3, 2023, Sandoz business legal entities paid approximately USD 3.3 billion in cash to Novartis and its affiliates through a series of intercompany transactions.
At the Distribution date on October 3, 2023, the dividend in kind distribution liability to effect the Distribution (spin-off) of the Sandoz business amounted to USD 14.0 billion, measured by reference to the October 4, 2023 opening Sandoz Group AG share price and applying a control premium. The dividend in kind distribution liability was recorded as a reduction to equity (retained earnings) and remained in excess of the then carrying value of the Sandoz business net assets, which amounted to USD 8.6 billion (see Note 31).
Certain consolidated foundations own Novartis AG dividend-bearing shares that restricts their availability for use by Novartis. These Novartis AG shares are accounted for as treasury shares. Through the Distribution, these foundations received Sandoz Group AG shares representing an approximate 4.31% equity interest in Sandoz Group AG. Upon the loss of control of Sandoz Group AG through the Distribution on October 3, 2023, the financial investment in Sandoz Group AG was recognized at its initial fair value based on the opening traded share price of Sandoz Group AG on October 4, 2023 (a Level 1 hierarchy valuation). At initial recognition, on October 4, 2023, the Sandoz Group AG financial investment had a fair value of USD 0.5 billion, and was reported in the fourth quarter of 2023 on the consolidated balance sheet as a financial asset. Management has designated this investment at fair value through other comprehensive income.
The total non-taxable, non-cash gain recognized at the Distribution date of the spin-off of the Sandoz business amounted to USD 5.9 billion, which consists of:
(USD millions)	Oct 3, 2023

Net assets derecognized [1]	-8 647

Derecognition of distribution liability	13 962

Difference between net assets and distribution liability	5 315

Recognition of Sandoz Group AG shares obtained through consolidated foundations	492

Currency translation gains recycled into the consolidated income statement	357

Transaction costs and other items recognized in the consolidated income statement	-304

Gain on distribution of Sandoz Group AG to Novartis AG shareholders	5 860

[1] See Note 31 for additional information.